STAFF COSTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Employee Benefits [Abstract]
STAFF COSTS
NOTE 4 – STAFF COSTS

USDm	2017	2016	2015
Total staff costs
Staff costs included in operating expenses	9.2	9.9	9.7
Staff costs included in administrative expenses	34.6	31.0	14.2
Total	43.8	40.9	23.9

Staff costs comprise the following
Wages and salaries	36.4	32.3	22.4
Share-based compensation	1.9	2.0	-
Pension costs	3.1	3.6	1.4
Other social security costs	0.3	0.4	0.1
Other staff costs	2.1	2.6	-
Total	43.8	40.9	23.9

Average number of permanent employees
Seafarers	130.6	137.0	65.0
Land-based	286.6	269.1	133.0
Total	417.2	406.1	198.0

Employee information
The majority of the staff on vessels are not employed by TORM. Staff costs included in operating expenses relate to the 131 seafarers (2016: 137, 2015: 65).

The average number of employees is calculated as a full-time equivalent (FTE).

The Executive Director is, in the event of termination by the Company, entitled to a severance payment of up to 12 months' salary.

USD '000	2017	2016	2015 ⁵⁾
Non-Executive Board and Committee Remuneration, Short term
Cheam Directors Limited ¹⁾	-	-	3
Christopher H. Boehringer	290	237	88
Kari Millum Gardarnar ²⁾³⁾⁴⁾	-	-	31
Rasmus Johannes Hoffmann ²⁾³⁾	-	-	29
Flemming Ipsen ²⁾	-	-	38
Olivier Dubois ²⁾	-	-	17
Alexander Green ²⁾	-	-	19
Jon Syvertsen ²⁾	-	-	19
David Weinstein	174	131	48
Torben Janholt	174	131	48
Göran Trapp	174	158	58
Jeffery Stein ²⁾³⁾	-	-	7
Total	812	657	405

¹⁾ Former member of the Board of Directors of Njord. Left the Board of Directors due to the reverse acquisition on 13 July 2015.
²⁾ Former member of the Board of Directors of Former TORM A/S. Resigned on 25 August 2015.
³⁾ Took up position as Board Observer of TORM plc.
4) Resigned as Board Observer as of 31 July 2017.
⁵⁾ The 2015 figures represent amounts earned subsequent to the Restructuring on 13 July 2015.

Executive Management

USD '000	Salary	Taxable benefits	Annual performance bonus	Transaction bonus	Total
Executive Management Remuneration
Jacob Meldgaard
2015, TORM A/S¹⁾	362	19	144	345	870
2016, TORM A/S - restated ¹⁾ ²⁾	834	41	559	-	1,434
2016, TORM plc¹⁾	39	-	-	-	39
2017, TORM A/S¹⁾	923	42	580	-	1,545
2017, TORM plc¹⁾	81	-	-	-	81

¹⁾ Paid by legal entity as noted.
²⁾ The 2016 figures have been restated in order to include the figure for the annual bonus for 2016 as this was finalised and subsequently paid in 2017. No value was shown in the 2016 annual report. The total annual performance bonus of the Executive Director of TORM plc for 2016. arising in the period 1 January 2016 to 31 December 2016 was DKK 3.758.700 (USD 559t).

Senior Management Team
The aggregate compensation paid by the Group to the other members of the Senior Management Team (excluding Mr. Meldgaard) was USD 1,625,425 (2016: USD 1,735,563, 2015: USD 2,944,715), which includes an aggregate of USD 112,236 (2016: USD 93,163, 2015: USD 180,354) allocated for pensions for these individuals.

Long-Term Incentive Plan - RSUs granted in 2017:

	RSU LTIP grant	Exercise price per share ¹⁾	RSU grant value assuming 100% vesting
LTIP element of Jacob Meldgaard's remuneration package 2017:
Jacob Meldgaard ²⁾	1,276,273	DKK 96.3	USD 3.4m

¹⁾ Exercise price originally DKK 96.3. Subsequently adjusted 13 December 2016 to DKK 93.6 due to dividend payment in September 2016. Further adjusted in December 2017 to DKK 93.5 due to dividend payment in September 2017.

²⁾ LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 2 of 18 January 2016. Therefore there is no minimum or maximum for 2017.

TORM has in accordance with its Remuneration Policy granted the CEO a number of Restricted Share Units (RSUs), which was communicated in company announcement no. 2 dated 18 January 2016. There are no performance conditions associated with this grant of RSUs.

The RSUs granted to the CEO will vest over a five-year period, with one fifth of the grant amount vesting at each anniversary during the five-year period. As at 1 January 2017, one fifth of the grant amounting to 255,345 RSUs vested, and as at 31 December 2017, the exercise period relating to those vested RSUs expired. The total value of the RSU allocation is calculated based on the Black-Scholes model and is included in the overall cost estimate for the Company's Long-Term Incentive Program (cf. company announcements dated 18 January and 8 March 2016).

The total number of securities granted was 1,276,725 (assuming 100% vesting). No further grants were made to the CEO during 2017. As of 31 December 2017, 1,021,380 RSUs remain.

The value of the grant, USD 3.4m, is based on the Black-Scholes model with an exercise price of DKK/share 96.3, a market value of one TORM A-share of DKK 84.05 (the closing price on 15 January 2016) and assuming 100% vesting. Subsequently, the exercise price was adjusted on 13 December 2016 to DKK 93.6 due to the dividend payment in September 2016. The exercise price was further adjusted in December 2017 to DKK 93.5 due to the dividend payment in September 2017.

Long-term employee benefit obligations
The obligation comprises an obligation under the incentive programs to deliver Restricted Share Units (RSUs) in TORM plc at a determinable price to the entity's key personnel. The RSUs granted entitle the holder to acquire one TORM A-share.

The program was established during the year and comprises the following number of shares in TORM plc:

Number of shares (1,000)	2017	2016	2015

Outstanding 1 January	1,999.8	-	-
Granted during the period	866.6	2,127.4	-
Exercised during the period	-	-	-
Expired during the period	-233.9	-	-
Forfeited during the period	-21.3	-127.6	-
Outstanding 31 December	2,611.2	1,999.8	-

Exercisable 31 December	255.3	538.9	-

The vesting period of the program is three years for key employees and five years for the Executive Director. The exercise price is set to DKK 93.5. The exercise period is six months after the vesting date for key employees and twelve months after the vesting date for the Executive Director. The fair value of the options granted in 2017 was determined using the Black-Scholes valuation model and is not material.